Geographic and Other Information - Revenue and Non-current Assets by Geography (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [Line Items]
Revenue	₩ 24,336,571	₩ 27,790,216	₩ 26,504,074
Property, plant and equipment	21,600,130	16,201,960	12,031,449
Intangible assets	987,642	912,821	894,937
Domestic [member]
Disclosure of geographical areas [Line Items]
Revenue	1,589,452	1,996,183	1,825,191
Property, plant and equipment	14,984,688	12,487,111
Intangible assets	816,808	731,373
China [member]
Disclosure of geographical areas [Line Items]
Revenue	15,242,533	18,090,974	18,367,767
Property, plant and equipment	5,049,216	2,929,739
Intangible assets	12,332	17,244
Other countries [member]
Disclosure of geographical areas [Line Items]
Property, plant and equipment	1,566,226	785,110
Intangible assets	158,502	164,204
Foreign countries [member]
Disclosure of geographical areas [Line Items]
Revenue	22,747,119	25,794,033	24,678,883
Property, plant and equipment	6,615,442	3,714,849
Intangible assets	170,834	181,448
Asia (excluding China) [member]
Disclosure of geographical areas [Line Items]
Revenue	2,481,112	2,383,390	2,148,676
United States [member]
Disclosure of geographical areas [Line Items]
Revenue	2,462,918	2,724,714	2,053,317
Europe (excluding Poland) [member]
Disclosure of geographical areas [Line Items]
Revenue	1,496,138	1,433,126	983,672
Poland [member]
Disclosure of geographical areas [Line Items]
Revenue	₩ 1,064,418	₩ 1,161,829	₩ 1,125,451